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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED SEPTEMBER 8, 2005
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 This supplement updates the following Prospectuses dated January 31, 2005, as previously supplemented May 23, July 1, July 20 and July 25, 2005:

    First American Stock Funds Class A, Class B and Class C Shares Prospectus
              First American Stock Funds Class R Shares Prospectus
              First American Stock Funds Class Y Shares Prospectus

For each share class, this supplement, the supplements dated May 23, July 1, July 20 and July 25, 2005, and the applicable Prospectus dated January 31, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of Mid Cap Growth Opportunities Fund, which is set forth in each Prospectus under the heading "Additional Information -- Management -- Portfolio Management," is replaced by the following:

The portfolio managers primarily responsible for the management of Mid Cap Growth Opportunities Fund are:

Thomas A. Gunderson, CFA, Senior Equity Portfolio Manager. Mr. Gunderson has served as the primary portfolio manager for the fund since September 2005. He also is the primary portfolio manager for Large Cap Growth Opportunities Fund, a position he has held since December 2003. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Gunderson managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 17 years and has 22 years of financial industry experience.

Hal Goldstein, Senior Equity Portfolio Manager. Mr. Goldstein has co-managed the fund since September 2005. He also is a co-manager for Large Cap Growth Opportunities Fund, a position he has held since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Goldstein was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 24 years of financial industry experience, including 10 years in portfolio management.


IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                     PM-MCGO-STK